RULE 497 FILING

The interactive data file included as an exhibit to this filing relates to the prospectus for Recon Capital NASDAQ 100 Covered Call ETF that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 16, 2013 (Accession No. 0001144204-13-067280), which is incorporated herein by reference.